BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and Cash Equivalents	$ 8,795	$ 10,843	$ 22,871
Accounts Receivable		0	198
Loan Receivable	1,064	1,064	19,549
Total Current Assets	9,859	11,907	42,618
Fixed Assets
Vehicles, net	4,510	4,870	6,309
Total Fixed Assets	4,510	4,870	6,309
Other Assets
Licensing Rights, net	94,575	94,575	94,575
Distribution Rights	25,000	25,000	25,000
Total Other Assets	119,575	119,575	119,575
Total Assets	133,944	136,352	168,502
Current Liabilities
Accrued Compensation	125,900	119,200	88,050
Accounts Payable and Accrued Liabilities	14,616	12,222	17,687
Note Payable current portion	2,277	2,277	1,117
Total Current Liabilities	142,793	133,699	106,854
Note Payable, less current portion	48,423	48,423	49,583
Total Liabilities	191,216	182,122	156,437
Commitments and Contingencies (Note 4)
Stockholders' Deficit
Common Stock $0.001 par value 75,000,000 shares authorized 73,200,000 issued and outstanding	73,200	73,200	73,200
Additional Paid in Capital	253,800	253,800	253,800
Accumulated Deficit	(384,272)	(372,770)	(314,935)
Total Stockholders’ Deficit	(57,272)	(45,770)	12,065
Total Liabilities and Stockholders’ Deficit	$ 133,944	$ 136,352	$ 168,502